UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2013




[LOGO OF USAA]
   USAA(R)
                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

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       SEMIANNUAL REPORT
       USAA TOTAL RETURN STRATEGY FUND
       JUNE 30, 2013

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

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PRESIDENT'S MESSAGE

"...[W]E BELIEVE THE MARKETS WILL FIND
A WAY TO MANAGE WITHOUT THE FED'S                  [PHOTO OF DANIEL S. McNAMARA]
QUANTITATIVE EASING PROGRAMS, AS THEY
HAVE FOR MOST OF THE LAST 100 YEARS."

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JULY 2013

The power of market psychology was on display during the reporting period as investors interpreted and then reinterpreted previously misinterpreted comments by Federal Reserve (the Fed) Chairman Ben Bernanke. At first, stocks and bonds sold off on the realization that the Fed had an optimistic view of future U.S. economic growth and expected it to accelerate during the second half of 2013. In other words, good news was bad news. Meanwhile, inflation pressures, which are very modest at the time of this writing, were expected to increase, setting the stage for the Fed to reduce -- or "taper" -- its quantitative easing measures. From this point of view, higher inflation, usually bad news for central bankers, was considered good news. (The term "quantitative easing" is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.)

The markets generally reacted as though tapering was imminent. Bond yields rose (and prices, which move in the opposite direction, dropped) in anticipation of reduced Fed buying. The increase in yields sparked a sell-off across the global financial markets, including stocks, corporate bonds, emerging markets assets and precious metals. With more sellers than buyers, liquidity grew tight and smaller markets, such as emerging markets equities and emerging markets debt, suffered steeper declines than larger markets, such as U.S. equities.

The sell-off was remarkable because the Fed has always said it would not start unwinding its stimulus programs until it became clear that economic growth was self-sustaining. In addition, Bernanke said that the Fed could increase quantitative easing if the economy stalled or grew more slowly. Indeed, first-quarter gross domestic product growth was revised downward during the last week of the reporting period from 2.4% to 1.8%, suggesting that the Fed might not be tapering any time soon.

Although interest rates did increase during the reporting period, they remain exceptionally low by historical measures. In the years since the

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

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financial crisis, the 10-year U.S. Treasury yield has been near 2.5% more than once. At those times, if I recall, many observers considered that a low yield. When it reached the same level on June 21, 2013, it was perceived as high. In my opinion, investors have less to fear from rising interest rates than they do from an extended period of low rates, which some believe could result in a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to see a decrease in their principal value, but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments.

Meanwhile, the June sell-off should serve as a reminder about the importance of an investment plan and the need to keep emotion out of the investment process. At USAA Asset Management Company, we believe every investor should hold a diversified portfolio that is directly tied to their goals, risk tolerance and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. If you think you may be over-allocated to fixed-income securities or equities, you may want to reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. I encourage you to contact a USAA advisor with any questions or for assistance in updating your investment plan.

Whatever happens in the months ahead, you can be assured that our portfolio management team will continue working on your behalf. "Taper talk" is distracting and market reaction can be extreme but at USAA Asset Management Company, we recognize that the Fed's extraordinary monetary stimulus cannot go on forever. Also, we believe the markets will find a way to manage without the Fed's quantitative easing programs, as they have for most of the last 100 years.

From all of us here, thank you for your investment.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                   9

   Notes to Portfolio of Investments                                         14

   Financial Statements                                                      16

   Notes to Financial Statements                                             19

EXPENSE EXAMPLE                                                              36

ADVISORY AGREEMENT                                                           38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) SEEKS CAPITAL APPRECIATION THROUGH THE USE OF A DYNAMIC ALLOCATION STRATEGY, ACROSS STOCKS, BONDS, AND CASH INSTRUMENTS.

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TYPES OF INVESTMENTS

The Fund's assets are invested pursuant to a dynamic allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

     JOHN P. TOOHEY, CFA                           JULIANNE BASS, CFA
     WASIF A. LATIF                                TONY ERA

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o   HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    The Fund returned -4.45% during the reporting period versus the 13.82% return of the S&P 500(R) Index and the 3.86% return of the Lipper Flexible Portfolio Funds Index.

o   HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

    During the reporting period, financial market performance was driven primarily by the outlook for global economic growth and central bank policy. In the United States, the economy continued to be supported by a rebound in the housing market, the ongoing strength in the domestic energy sector, and a steady decline in the headline unemployment rate. The domestic economy appears to be on track for growth of 2% to 2.5% in 2013, which -- while below the longer-term trend -- is attractive relative to the rest of the world.

    Economic growth trends overseas were not nearly as positive as those here at home. At a time of weak economic growth in Europe and Japan, along with slowing growth in key emerging markets such as China and Brazil, investors gravitated away from international equities. The developed-market MSCI EAFE Index closed with a return

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    Refer to page 7 for benchmark definitions.

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2  | USAA TOTAL RETURN STRATEGY FUND

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    of 4.11%, while the MSCI Emerging Markets Index underperformed sharply with a return of -9.57%.

    The bond market, after performing very well through the 2010-2012 period, finished the period with a return of -2.44%, as gauged by the Barclays U.S. Aggregate Bond Index. The bond market was pressured by both the steady improvement in the U.S. economy as well as the fear, toward the tail end of the period, that the U.S. Federal Reserve (the Fed) may "taper" (or reduce) the stimulative bond-buying program known as quantitative easing (QE) before year-end.

o   WHAT SPECIFIC FACTORS HELPED AND HURT FUND PERFORMANCE?

    Our approach to managing the Fund has two main components. The first is our investment in individual stocks and exchange-traded funds (ETFs) designed to track the performance of the major asset classes. The second component of the Fund is our equity hedging strategy, which seeks to manage the risk of stock market volatility.

    This approach didn't add value in the short-term interval represented by the Fund's six-month reporting period. Our allocations to gold mining stocks and emerging market equities were the primary reasons for our first-half underperformance.

    The Fund's precious metals allocation produced a very poor return, as gold mining stocks lost ground amid a sharp downturn in the price of gold and weak performance for mining stocks in general. We are maintaining our position on the belief that the sector is one of the most attractively valued segments of the market, and also one that can benefit if inflation picks up.

    The Fund's emerging markets allocation also weighed on performance, as the MSCI Emerging Markets Index lagged the developed markets by a wide margin. This allocation consists of both broad-based ETFs as well as ETFs linked to specific countries that we believe are positioned to outperform, such as Indonesia, Brazil, China, Russia, and Turkey. While these asset classes underperformed in the short term, we believe they remain essential to longer-term portfolio diversification.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    Our domestic equity position, which we achieve via both individual stocks and ETFs that target market segments in which we see opportunity, finished in positive territory. The portfolio's allocation to the developed international markets produced a modest gain, as our holdings in exchange-traded funds linked to Germany and Japan finished in the black. We also retain opportunistic positions in the natural gas, health care, and luxury good sectors on the basis of their long-term outlook.

    The Fund's bond allocation, which had contributed very positively to performance in recent years, detracted from our first-half return. We use ETFs to gain exposure to government bonds, corporate bonds, and mortgage-backed securities, all of which were hurt by the broad bond-market sell-off that has occurred in recent months. We are maintaining a position in bonds to augment portfolio diversification and achieve a measure of defensiveness in the event of increased volatility in the global financial markets.

    Our equity hedging strategy, which seeks to manage the risk of stock market volatility through the use of options, was a slight drag on performance at a time of strong, double-digit gains in U.S. equities. The majority of the shortfall occurred in the first calendar quarter, during which stocks produced the bulk of their first-half gain. However, the strategy added modestly to our performance in the second quarter, when the concerns about tapering led to increased market volatility. We believe this helps illustrate how our hedging strategy provides a "smoother ride" for the Fund during times of unsteady market performance.

o   WHAT IS YOUR OUTLOOK FOR THE SECOND HALF AND BEYOND?

    We remain cautiously optimistic in our broad outlook. Although the prospect of tapering of QE caused a substantial market reaction, it is important to remember that the Fed will only begin to pull back on QE if economic growth is strong enough to warrant a reduction. What's more, "tapering" is not the same as "tightening" (removing stimulus altogether). Still, the data-driven nature of Fed policy is likely

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4  | USAA TOTAL RETURN STRATEGY FUND

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    to contribute to increased market volatility as investors give even greater scrutiny to individual economic reports in the months ahead.

    Looking beyond Fed policy, the renewed strength in certain pockets of the U.S. economy continues to act as a tailwind for the domestic financial markets. Rising housing prices, increasing homebuilding activity, and a year-over-year decline in the headline unemployment rate all remain important pillars of support. In addition, corporate balance sheets are flush with cash, which provides the opportunity for companies to increase dividends and invest for future growth. The United States is also experiencing a boom in domestic natural gas and oil production, leading to lower energy costs for businesses and consumers.

    At the same time, however, there is insufficient evidence to determine whether the economy is in fact strong enough to stand on its own without the stimulus from the Fed and other global central banks. Thus far, the recovery has been muted even with the benefit of aggressive central bank support. Given that investors have grown increasingly optimistic on the second-half economic outlook, we are on the lookout for any sign that growth could surprise to the downside.

    As the stewards of our investors' capital, our response to this uncertain environment is to look for ways to improve diversification and protect the portfolio against the full impact of market volatility. Our goal is to capture as much market upside as possible, while at the same time protecting capital and managing risk. We believe the value of this approach will be evident over the ups and downs of the market.

    Thank you for your investment in the Fund.

    AS INTEREST RATES RISE, EXISTING BOND PRICES FALL. o The unmanaged MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. o ETFs are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (THE FUND) (Ticker Symbol: USTRX)


--------------------------------------------------------------------------------
                                               6/30/13              12/31/12
--------------------------------------------------------------------------------

Net Assets                                 $109.2 Million       $122.0 Million
Net Asset Value Per Share                      $8.63                $9.05


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
12/31/2012-6/30/2013*      1 Year         5 Years       Since Inception 1/24/05

       -4.45%              1.26%           -0.17%                0.88%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/12**
--------------------------------------------------------------------------------

                                    1.60%


               (Includes acquired fund fees and expenses of 0.28%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA TOTAL RETURN STRATEGY FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      S&P 500             LIPPER FLEXIBLE            USAA TOTAL RETURN
                       INDEX           PORTFOLIO FUNDS INDEX           STRATEGY FUND
 1/31/05            $10,000.00              $10,000.00                  $10,000.00
 2/28/05             10,210.44               10,188.52                   10,020.00
 3/31/05             10,029.64               10,007.72                    9,854.00
 4/30/05              9,839.42                9,824.85                    9,874.07
 5/31/05             10,152.49               10,051.58                    9,884.10
 6/30/05             10,166.90               10,125.36                    9,925.25
 7/31/05             10,545.00               10,449.34                   10,096.37
 8/31/05             10,448.78               10,448.92                    9,965.51
 9/30/05             10,533.41               10,600.57                    9,998.75
10/31/05             10,357.81               10,455.83                   10,018.93
11/30/05             10,749.57               10,706.71                   10,039.11
12/31/05             10,753.25               10,806.95                   10,043.95
 1/31/06             11,038.03               11,156.20                   10,074.42
 2/28/06             11,067.98               11,108.49                   10,104.89
 3/31/06             11,205.75               11,285.24                   10,132.31
 4/30/06             11,356.22               11,412.27                   10,163.01
 5/31/06             11,029.37               11,150.67                   10,203.95
 6/30/06             11,044.32               11,138.94                   10,237.82
 7/31/06             11,112.45               11,175.97                   10,268.81
 8/31/06             11,376.85               11,373.16                   10,310.14
 9/30/06             11,670.03               11,498.50                   10,344.23
10/31/06             12,050.31               11,802.06                   10,385.98
11/30/06             12,279.46               12,066.02                   10,521.68
12/31/06             12,451.71               12,187.09                   10,555.63
 1/31/07             12,640.03               12,331.83                   10,692.86
 2/28/07             12,392.80               12,283.67                   10,471.19
 3/31/07             12,531.41               12,399.00                   10,537.71
 4/30/07             13,086.50               12,785.79                   10,876.27
 5/31/07             13,543.15               13,073.50                   11,204.26
 6/30/07             13,318.15               13,014.20                   11,142.87
 7/31/07             12,905.23               12,882.48                   11,005.04
 8/31/07             13,098.68               12,873.74                   11,111.06
 9/30/07             13,588.55               13,381.17                   11,428.12
10/31/07             13,804.70               13,737.37                   11,523.97
11/30/07             13,227.57               13,412.18                   11,172.50
12/31/07             13,135.81               13,353.40                   11,051.97
 1/31/08             12,347.90               12,919.38                   10,780.68
 2/29/08             11,946.77               12,837.69                   10,698.12
 3/31/08             11,895.18               12,666.94                   10,655.48
 4/30/08             12,474.52               13,124.02                   11,022.50
 5/31/08             12,636.09               13,331.89                   11,271.13
 6/30/08             11,570.83               12,733.00                   10,853.18
 7/31/08             11,473.56               12,492.21                   10,805.73
 8/31/08             11,639.52               12,449.51                   10,948.07
 9/30/08             10,602.35               11,283.16                   10,214.35
10/31/08              8,821.71                9,548.04                    8,977.69
11/30/08              8,188.71                9,010.17                    8,537.72
12/31/08              8,275.84                9,344.88                    8,729.62
 1/31/09              7,578.30                8,948.31                    8,245.31
 2/28/09              6,771.38                8,344.66                    7,724.68
 3/31/09              7,364.52                8,897.56                    8,045.34
 4/30/09              8,069.37                9,610.14                    8,385.12
 5/31/09              8,520.72               10,222.11                    8,809.83
 6/30/09              8,537.62               10,054.33                    8,755.23
 7/31/09              9,183.38               10,872.60                    9,095.24
 8/31/09              9,514.94               11,137.50                    9,228.81
 9/30/09              9,870.00               11,609.76                    9,400.03
10/31/09              9,686.64               11,428.59                    9,351.45
11/30/09             10,267.68               11,916.10                    9,655.07
12/31/09             10,466.00               12,070.54                    9,798.67
 1/31/10             10,089.50               11,755.01                    9,626.55
 2/28/10             10,402.05               11,958.61                    9,798.67
 3/31/10             11,029.76               12,542.39                   10,044.54
 4/30/10             11,203.89               12,733.39                   10,056.85
 5/31/10             10,309.25               12,001.09                    9,761.43
 6/30/10              9,769.58               11,610.53                    9,379.83
 7/31/10             10,454.07               12,234.31                    9,773.74
 8/31/10              9,982.13               11,943.20                    9,441.38
 9/30/10             10,872.98               12,702.36                    9,995.31
10/31/10             11,286.69               13,120.98                   10,130.71
11/30/10             11,288.13               13,110.82                   10,044.54
12/31/10             12,042.54               13,628.89                   10,289.47
 1/31/11             12,327.96               13,913.64                   10,400.50
 2/28/11             12,750.31               14,194.55                   10,597.90
 3/31/11             12,755.38               14,259.07                   10,647.25
 4/30/11             13,133.13               14,663.53                   10,832.32
 5/31/11             12,984.47               14,536.36                   10,770.63
 6/30/11             12,768.03               14,324.65                   10,721.28
 7/31/11             12,508.40               14,209.16                   10,585.57
 8/31/11             11,828.92               13,587.26                   10,055.05
 9/30/11             10,997.36               12,674.89                    9,635.58
10/31/11             12,199.29               13,727.93                   10,129.08
11/30/11             12,172.34               13,517.98                   10,289.47
12/31/11             12,296.85               13,471.21                   10,182.31
 1/31/12             12,847.93               14,092.09                   10,478.88
 2/29/12             13,403.50               14,535.79                   10,676.59
 3/31/12             13,844.60               14,670.01                   10,684.01
 4/30/12             13,757.70               14,634.73                   10,684.01
 5/31/12             12,930.86               13,855.57                   10,300.67
 6/30/12             13,463.64               14,245.41                   10,628.80
 7/31/12             13,650.63               14,420.34                   10,752.68
 8/31/12             13,958.08               14,716.96                   11,025.22
 9/30/12             14,318.78               15,036.02                   11,254.41
10/31/12             14,054.40               14,932.28                   11,180.04
11/30/12             14,135.93               15,063.08                   11,130.46
12/31/12             14,264.77               15,268.49                   11,263.45
 1/31/13             15,003.62               15,737.52                   11,487.48
 2/28/13             15,207.29               15,753.59                   11,288.34
 3/31/13             15,777.61               16,016.29                   11,419.03
 4/30/13             16,081.59               16,237.42                   11,369.22
 5/31/13             16,457.77               16,230.26                   11,219.78
 6/30/13             16,236.76               15,857.31                   10,762.40

                                   [END CHART]

                         *Data from 1/31/05 to 6/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the S&P 500 Index and the Lipper Flexible Portfolio Funds Index is calculated from the end of the month, January 31, 2005, while the Fund's inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                           o TOP 10 EQUITY SECURITIES o
                                  AS OF 6/30/13
                                (% of Net Assets)

iShares Barclays TIPS Bond Fund* .........................................   6.2%
iShares Barclays 20 Year Treasury Bond Fund* .............................   6.1%
iShares Barclays 1-3 Year Credit Bond Fund* ..............................   5.8%
iShares S&P U.S. Preferred Stock Index Fund* .............................   4.5%
iShares Barclays 7-10 Year Treasury Bond Fund*                               3.8%
iShares Barclays 0-5 Year TIPS Bond Fund* ................................   3.7%
WisdomTree Emerging Markets SmallCap Dividend Fund* ......................   3.4%
iShares Core MSCI Emerging Markets ETF* ..................................   2.8%
SPDR Gold Trust ..........................................................   2.7%
iShares Gold Trust .......................................................   2.4%

                             o ASSET ALLOCATION** o
                                  AS OF 6/30/13
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EXCHANGE-TRADED FUNDS* ................................................... 69.2%
COMMON STOCKS ............................................................ 28.5%
MONEY MARKET INSTRUMENTS .................................................  1.8%

                                   [END CHART]

 * The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

** Excludes options.

Percentages are of net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-13.

================================================================================

8  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             EQUITY SECURITIES (97.7%)

             COMMON STOCKS (28.5%)

             CONSUMER DISCRETIONARY (5.0%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (2.4%)
   17,000    Burberry Group plc ADR                                                   $    700
   70,000    Cie Financiere Richemont S.A. ADR                                             619
   21,000    LVMH Moet Hennessy ADR                                                        681
   24,000    Swatch Group AG ADR                                                           656
                                                                                      --------
                                                                                         2,656
                                                                                      --------
             AUTOMOBILE MANUFACTURERS (1.0%)
   16,000    BMW AG ADR                                                                    466
   10,000    Daimler AG ADR                                                                604
                                                                                      --------
                                                                                         1,070
                                                                                      --------
             DEPARTMENT STORES (0.6%)
   30,000    Kering ADR(a)                                                                 621
                                                                                      --------
             HOTELS, RESORTS & CRUISE LINES (0.6%)
   20,000    Royal Caribbean Cruises Ltd.                                                  667
                                                                                      --------
             RESTAURANTS (0.4%)
    7,000    Yum! Brands, Inc.                                                             485
                                                                                      --------
             Total Consumer Discretionary                                                5,499
                                                                                      --------
             ENERGY (8.9%)
             -------------
             COAL & CONSUMABLE FUELS (0.7%)
   50,000    Peabody Energy Corp.                                                          732
                                                                                      --------
             INTEGRATED OIL & GAS (2.2%)
    6,600    Lukoil OAO ADR                                                                380
   20,000    Occidental Petroleum Corp.                                                  1,785
    6,000    Total S.A. ADR                                                                292
                                                                                      --------
                                                                                         2,457
                                                                                      --------
             OIL & GAS EXPLORATION & PRODUCTION (5.0%)
   95,000    Encana Corp.                                                                1,609
    6,000    EOG Resources, Inc.                                                           790
   12,000    EQT Corp.                                                                     953

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
   24,000    Southwestern Energy Co.*                                                 $    877
   60,000    Ultra Petroleum Corp.*                                                      1,189
                                                                                      --------
                                                                                         5,418
                                                                                      --------
             OIL & GAS STORAGE & TRANSPORTATION (1.0%)
   40,000    Cheniere Energy, Inc.*                                                      1,110
                                                                                      --------
             Total Energy                                                                9,717
                                                                                      --------
             FINANCIALS (4.0%)
             -----------------
             CONSUMER FINANCE (0.3%)
    6,000    Capital One Financial Corp.                                                   377
                                                                                      --------
             DIVERSIFIED BANKS (0.7%)
   64,000    Sberbank of Russia ADR*                                                       735
                                                                                      --------
             LIFE & HEALTH INSURANCE (0.5%)
   12,000    MetLife, Inc.                                                                 549
                                                                                      --------
             REGIONAL BANKS (0.5%)
   12,000    CIT Group, Inc.*                                                              559
                                                                                      --------
             REITs - OFFICE (2.0%)
   35,000    Digital Realty Trust, Inc.                                                  2,135
                                                                                      --------
             Total Financials                                                            4,355
                                                                                      --------
             INDUSTRIALS (0.9%)
             ------------------
             AEROSPACE & DEFENSE (0.9%)
    2,000    Boeing Co.                                                                    205
   10,000    General Dynamics Corp.                                                        783
                                                                                      --------
                                                                                           988
                                                                                      --------
             Total Industrials                                                             988
                                                                                      --------
             INFORMATION TECHNOLOGY (4.9%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.4%)
    7,000    QUALCOMM, Inc.                                                                428
                                                                                      --------
             COMPUTER HARDWARE (1.6%)
    3,500    Apple, Inc.                                                                 1,386
   15,000    Hewlett-Packard Co.                                                           372
                                                                                      --------
                                                                                         1,758
                                                                                      --------
             INTERNET SOFTWARE & SERVICES (1.2%)
    1,500    Google, Inc. "A"*                                                           1,320
                                                                                      --------
             SEMICONDUCTORS (1.1%)
   16,000    Broadcom Corp. "A"                                                            540
   25,000    Intel Corp.                                                                   606
                                                                                      --------
                                                                                         1,146
                                                                                      --------

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (0.6%)
   20,000    Microsoft Corp.                                                          $    691
                                                                                      --------
             Total Information Technology                                                5,343
                                                                                      --------
             MATERIALS (4.1%)
             ----------------
             DIVERSIFIED METALS & MINING (0.4%)
   10,000    Rio Tinto plc ADR                                                             411
                                                                                      --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    3,000    CF Industries Holdings, Inc.                                                  515
                                                                                      --------
             PRECIOUS METALS & MINERALS (3.2%)
    5,500    Agnico-Eagle Mines Ltd.                                                       151
  100,000    Allied Nevada Gold Corp.*                                                     648
   14,000    AngloGold Ashanti Ltd. ADR                                                    200
    9,000    Barrick Gold Corp.                                                            142
   40,000    Eldorado Gold Corp.                                                           247
   15,000    Goldcorp, Inc.                                                                371
   80,000    Harmony Gold Mining Co. Ltd. ADR                                              305
   70,000    IAMGOLD Corp.                                                                 303
   45,000    Kinross Gold Corp.                                                            229
    8,000    Newmont Mining Corp.                                                          240
   17,400    Pan American Silver Corp.                                                     203
    9,300    Silver Wheaton Corp.                                                          183
   30,000    Yamana Gold, Inc.                                                             285
                                                                                      --------
                                                                                         3,507
                                                                                      --------
             Total Materials                                                             4,433
                                                                                      --------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   10,000    CenturyLink, Inc.                                                             354
                                                                                      --------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   15,000    Vodafone Group plc ADR                                                        431
                                                                                      --------
             Total Telecommunication Services                                              785
                                                                                      --------
             Total Common Stocks (cost: $31,515)                                        31,120
                                                                                      --------

             EXCHANGE-TRADED FUNDS (40.3%)
   45,000    Health Care Select Sector SPDR Fund                                         2,142
   12,000    Industrial Select Sector SPDR Fund                                            511
   65,800    iShares Core MSCI Emerging Markets ETF                                      3,031
   25,000    iShares Core S&P Small-Cap ETF                                              2,257
  220,000    iShares Gold Trust*                                                         2,638
   24,000    iShares MSCI Brazil Capped Index Fund                                       1,053

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
   90,000    iShares MSCI Germany Index Fund                                          $  2,223
   35,000    iShares MSCI Hong Kong Index Fund                                             641
   50,000    iShares MSCI Indonesia Investable Market Index Fund                         1,558
   80,000    iShares MSCI Malaysia Index Fund                                            1,244
   20,000    iShares MSCI Philippines Investable Market Index Fund                         701
   50,000    iShares MSCI Russia Capped Index Fund                                         960
   10,000    iShares MSCI South Korea Capped Index Fund                                    532
   40,000    iShares MSCI Taiwan Index Fund                                                532
    8,000    iShares MSCI Thailand Capped Investable Market Index Fund                     627
   20,000    iShares MSCI Turkey Investable Market Index Fund                            1,184
   14,000    iShares Russell 1000 Value Index Fund                                       1,173
  125,000    iShares S&P U.S. Preferred Stock Index Fund                                 4,910
  130,000    Market Vectors Junior Gold Miners ETF*                                      1,191
   20,000    Materials Select Sector SPDR Fund                                             767
   30,000    SPDR Dow Jones International Real Estate ETF                                1,197
   25,000    SPDR Gold Trust*                                                            2,979
   18,784    SPDR S&P China ETF                                                          1,204
   25,000    SPDR S&P Emerging Markets SmallCap ETF                                      1,100
    6,000    Vanguard Energy ETF                                                           674
   25,000    Vanguard Value ETF                                                          1,693
   80,000    WisdomTree Emerging Markets SmallCap Dividend Fund                          3,683
  100,000    WisdomTree India Earnings Fund                                              1,616
                                                                                      --------
             Total Exchange-Traded Funds (cost: $47,423)                                44,021
                                                                                      --------

             FIXED-INCOME EXCHANGE-TRADED FUNDS (28.9%)
   40,000    iShares Barclays 0-5 Year TIPS Bond Fund                                    4,027
   60,000    iShares Barclays 1-3 Year Credit Bond Fund                                  6,302
   60,000    iShares Barclays 20+ Year Treasury Bond Fund                                6,626
   40,000    iShares Barclays 7-10 Year Treasury Bond Fund                               4,100
   10,000    iShares Barclays MBS Bond Fund                                              1,052
   60,000    iShares Barclays TIPS Bond Fund                                             6,721
    7,000    iShares Emerging Markets Local Currency Bond Fund                             348
   50,000    WisdomTree Emerging Markets Local Debt Fund                                 2,402
                                                                                      --------
             Total Fixed-Income Exchange-Traded Funds (cost: $32,764)                   31,578
                                                                                      --------
             Total Equity Securities (cost: $111,702)                                  106,719
                                                                                      --------

             MONEY MARKET INSTRUMENTS (1.8%)
             MONEY MARKET FUNDS (1.8%)
1,911,652    State Street Institutional Liquid Reserve Fund, 0.09%(b) (cost: $1,912)     1,912
                                                                                      --------

             TOTAL INVESTMENTS (COST: $113,614)                                       $108,631
                                                                                      ========

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.7%)
    1,200    Put - iShares MSCI EAFE Index expiring August 17, 2013 at 57             $    170
    4,800    Put - iShares MSCI Emerging Markets Index expiring August 17, 2013 at 36      285
       22    Put - Russell 2000 Index expiring July 20, 2013 at 950                         21
      205    Put - S&P 500 Index expiring July 20, 2013 at 1570                            253
                                                                                      --------

             TOTAL PURCHASED OPTIONS (COST: $970)                                     $    729
                                                                                      ========

             WRITTEN OPTIONS (0.0%)
   (1,100)   Put - iShares MSCI EAFE Index expiring August 17, 2013 at 51                  (35)
                                                                                      --------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $54)                           $    (35)
                                                                                      ========

-------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                      VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------------
                                                    (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                                QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                            IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                                   FOR IDENTICAL ASSETS               INPUTS           INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                      $ 30,499                 $621               $-        $ 31,120
  Exchange-Traded Funds                                44,021                    -                -          44,021
  Fixed-Income Exchange-Traded Funds                   31,578                    -                -          31,578
Money Market Instruments:
  Money Market Funds                                    1,912                    -                -           1,912
Purchased Options                                         729                    -                -             729
-------------------------------------------------------------------------------------------------------------------
Total                                                $108,739                 $621               $-        $109,360
-------------------------------------------------------------------------------------------------------------------

                                                    (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                                QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                            IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
LIABILITIES                         FOR IDENTICAL LIABILITIES               INPUTS           INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------------
Written Options                                          $(35)                  $-               $-            $(35)
-------------------------------------------------------------------------------------------------------------------
Total                                                    $(35)                  $-               $-            $(35)
-------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 34.7% of net assets at June 30, 2013.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security was fair valued at June 30, 2013, by USAA Asset Management Company in accordance with valuation procedures approved by the Board of Trustees. The total value of all such securities was $621,000, which represented 0.57% of net assets of the fund.

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    (b) Rate represents the money market fund annualized seven-day yield at June 30, 2013.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $113,614)        $108,631
   Purchased options, at market value (cost of $970)                         729
   Cash                                                                       10
   Receivables:
      Capital shares sold                                                     19
      Dividends and interest                                                 356
      Securities sold                                                        677
                                                                        --------
         Total assets                                                    110,422
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                 1,005
      Capital shares redeemed                                                 69
   Written options, at market value (premiums received of $54)                35
   Accrued management fees                                                    55
   Accrued transfer agent's fees                                               4
   Other accrued expenses and payables                                        52
                                                                        --------
         Total liabilities                                                 1,220
                                                                        --------
            Net assets applicable to capital shares outstanding         $109,202
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $145,212
   Accumulated undistributed net investment income                           201
   Accumulated net realized loss on investments and options              (31,006)
   Net unrealized depreciation of investments and options                 (5,205)
                                                                        --------
            Net assets applicable to capital shares outstanding         $109,202
                                                                        ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            12,650
                                                                        ========
   Net asset value, redemption price, and offering price per share      $   8.63
                                                                        ========

See accompanying notes to financial statements.

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $26)                      $ 1,076
   Interest                                                                    6
                                                                         -------
         Total income                                                      1,082
                                                                         -------
EXPENSES
   Management fees                                                           350
   Administration and servicing fees                                          88
   Transfer agent's fees                                                     186
   Custody and accounting fees                                                26
   Postage                                                                     9
   Shareholder reporting fees                                                 14
   Trustees' fees                                                              6
   Registration fees                                                          18
   Professional fees                                                          49
   Other                                                                       5
                                                                         -------
         Total expenses                                                      751
                                                                         -------
NET INVESTMENT INCOME                                                        331
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
   Net realized gain (loss) on:
      Investments                                                          7,166
      Options                                                             (1,356)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        (11,319)
      Options                                                                198
                                                                         -------
         Net realized and unrealized loss                                 (5,311)
                                                                         -------
   Decrease in net assets resulting from operations                      $(4,980)
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                     FINANCIAL STATEMENTS |  17

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited), and year ended
December 31, 2012

--------------------------------------------------------------------------------

                                                                        6/30/2013    12/31/2012
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $    331      $    908
   Net realized gain on investments                                         7,166        13,814
   Net realized gain on securities sold short                                   -         2,206
   Net realized loss on options                                            (1,356)       (7,877)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         (11,319)        2,307
      Securities sold short                                                     -          (312)
      Options                                                                 198         1,411
                                                                         ----------------------
   Increase (decrease) in net assets resulting from operations             (4,980)       12,457
                                                                         ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     (225)         (872)
                                                                         ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                7,203        12,241
   Reinvested dividends                                                       221           860
   Cost of shares redeemed                                                (15,038)      (28,560)
                                                                         ----------------------
      Decrease in net assets from capital share transactions               (7,614)      (15,459)
                                                                         ----------------------
   Net decrease in net assets                                             (12,819)       (3,874)

NET ASSETS
   Beginning of period                                                    122,021       125,895
                                                                         ----------------------
   End of period                                                         $109,202      $122,021
                                                                         ======================
Accumulated undistributed net investment income:
   End of period                                                         $    201      $     95
                                                                         ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                792         1,408
   Shares issued for dividends reinvested                                      26            97
   Shares redeemed                                                         (1,656)       (3,286)
                                                                         ----------------------
      Decrease in shares outstanding                                         (838)       (1,781)
                                                                         ======================

See accompanying notes to financial statements.

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation through the use of a dynamic allocation strategy, across stocks, bonds, and cash instruments.

The Fund's assets are invested pursuant to a dynamic allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

Effective July 12, 2013, the Fund will consist of two classes of shares. The existing share class will be designated "Total Return Strategy Fund Shares (Fund Shares)" and a new share class designated "Total Return Strategy Fund Institutional Shares (Institutional Shares)" will commence operations. Each class of shares will have equal rights to assets and earnings, except that each class will bear certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments will be allocated to each class of shares based on each class's relative net assets. Each class will have exclusive voting rights on matters related solely to that class and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

separate voting rights on matters that relate to both classes. The Institutional Shares will be available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also will be available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

         the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7.   Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

         faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include common stocks traded on foreign exchanges whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    foreign markets but prior to the close of trading in comparable U.S. securities markets.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2013* (IN THOUSANDS)

                                    ASSET DERIVATIVES               LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------
                               STATEMENT OF                    STATEMENT OF
                               ASSETS AND                      ASSETS AND
DERIVATIVES NOT ACCOUNTED      LIABILITIES                     LIABILITIES
FOR AS HEDGING INSTRUMENTS     LOCATION         FAIR VALUE     LOCATION            FAIR VALUE
---------------------------------------------------------------------------------------------
Equity contracts               Purchased           $729        Written                  $35
                               options                         options
---------------------------------------------------------------------------------------------

    * For open derivative instruments as of June 30, 2013, see the portfolio of investments, which also is indicative of activity for the period ended June 30, 2013.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2013 (IN THOUSANDS)

                                                                               CHANGE IN
                                                                               UNREALIZED
DERIVATIVES NOT                                            REALIZED            APPRECIATION
ACCOUNTED FOR AS          STATEMENT OF                     GAIN (LOSS)         (DEPRECIATION)
HEDGING INSTRUMENTS       OPERATIONS LOCATION              ON DERIVATIVES      ON DERIVATIVES
---------------------------------------------------------------------------------------------
Equity contracts          Net realized gain (loss)             $(1,356)            $198
                          on options; Change
                          in net unrealized
                          appreciation/depreciation
                          of options
---------------------------------------------------------------------------------------------

D. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

    Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

    The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended June 30, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2013, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2013, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2012, the Fund had pre-enactment capital loss carryforwards of $25,529,000 and post-enactment long-term capital

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

loss carryforwards of $11,269,000, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
 EXPIRES                        BALANCE
---------                     -----------
  2017                        $17,718,000
  2018                          7,811,000
                              -----------
                   Total      $25,529,000
                              ===========

For the six-month period ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2013, were $73,057,000 and $82,483,000, respectively.

As of June 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $4,700,000 and $9,924,000, respectively, resulting in net unrealized depreciation of $5,224,000.

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

For the six-month period ended June 30, 2013, transactions in written call and put options* were as follows:

                                                                        PREMIUMS
                                                   NUMBER OF            RECEIVED
                                                   CONTRACTS             (000's)
                                                   -----------------------------
Outstanding at December 31, 2012                         -              $     -
Options written                                      6,695                1,218
Options terminated in closing
  purchase transactions                             (5,595)              (1,164)
Options expired                                          -                    -
                                                   -----------------------------
Outstanding at June 30, 2013                         1,100              $    54
                                                   =============================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended June 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $350,000, which included a (0.06)% performance adjustment of $(33,000).

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $88,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2013, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $186,000.

D. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                                     SIX-MONTH
                                    PERIOD ENDED
                                      JUNE 30,                         YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------
                                        2013         2012         2011         2010         2009             2008
                                    -----------------------------------------------------------------------------
Net asset value at
  beginning of period               $   9.05     $   8.24     $   8.34     $   7.97     $   7.21         $   9.37
                                    -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                  .03          .06          .02          .03          .03              .13
  Net realized and
    unrealized gain (loss)              (.43)         .81         (.11)         .37          .85(a)         (2.09)
                                    -----------------------------------------------------------------------------
Total from investment
  operations                            (.40)         .87         (.09)         .40          .88            (1.96)
                                    -----------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.02)        (.06)        (.01)        (.03)        (.03)            (.13)
  Realized capital gains                   -            -            -            -         (.09)            (.07)
                                    -----------------------------------------------------------------------------
Total distributions                     (.02)        (.06)        (.01)        (.03)        (.12)            (.20)
                                    -----------------------------------------------------------------------------
Net asset value at
  end of period                     $   8.63     $   9.05     $   8.24     $   8.34     $   7.97         $   7.21
                                    =============================================================================
Total return (%)*                      (4.45)       10.62        (1.04)        5.01        12.25(a),(b)    (21.01)
Net assets at end of
  period (000)                      $109,202     $122,021     $125,895     $141,291     $149,206         $142,978
Ratios to average
  net assets:**
  Expenses including
    dividend expense on
    securities sold short (%)(c)
    Including reimbursements               -            -         1.72         1.79         1.56(b),(d)      1.31(d)
    Excluding reimbursements            1.28(j)      1.32         1.72         1.79         1.70(b)          1.60
  Expenses excluding
    dividend expense on
    securities sold short (%)(c)
    Including reimbursements               -            -         1.35         1.35         1.29(b),(d)      1.00(d)
    Excluding reimbursements            1.28(j)      1.31         1.35         1.35         1.43(b)          1.29
  Net investment income (%)              .56(j)       .73          .23          .00(e)       .41             1.00
Portfolio turnover (%)(f),(g)             67          171(i)        92           56(h)        68              384

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2013, average net assets were $118,753,000.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(a) During the year ended December 31, 2009, the Manager reimbursed the Fund $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund's portfolio. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.
(b) During the year ended December 31, 2009, SAS voluntarily reimbursed the Fund $56,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.04%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Prior to May 1, 2009, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any dividend expense for securities sold short.
(e) Represents less than 0.01%.
(f) The Fund's various investment strategies will create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(g) Prior to January 27, 2012, calculated excluding securities sold short, covers on securities sold short, and options transactions. The turnover rate for the portion of the Fund invested in ETFs and bonds was calculated using average daily market value for the year ended December 31, 2008, and calculated using average monthly market value for the years ended December 31, 2009, 2010, 2011, and 2012.
(h) Revised turnover rate for the year ended December 31, 2010, to reflect removal of short sales based on management's intent to hold the securities less than one year.
(i) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(j) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2013, through June 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                  BEGINNING             ENDING              DURING PERIOD*
                                ACCOUNT VALUE        ACCOUNT VALUE        JANUARY 1, 2013 -
                               JANUARY 1, 2013       JUNE 30, 2013          JUNE 30, 2013
                               ------------------------------------------------------------
Actual                            $1,000.00            $  955.50                $6.21
Hypothetical
 (5% return before expenses)       1,000.00             1,018.45                 6.41

* Expenses are equal to the Fund's annualized expense ratio of 1.28%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (4.45)% for the six-month period of January 1, 2013, through June 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

ADVISORY AGREEMENT

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end sales loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also took into account Management's discussion of the Fund's

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

expenses, including the various components contributing to the Fund's expense ratio. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and lower than its Lipper index for the one-year period ended December 31, 2012 and was lower than the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 45% of its performance universe for the one-year period ended December 31, 2012 and was in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2012. The Board took into account management's discussion of the Fund's performance, as well as the various steps management has taken to address the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the interests of the Fund and its shareholders.

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
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   =============================================================================
   48704-0813                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.























SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         -----------------------------------------------------------
         Signature and Title:  JAMES G. WHETZEL, Secretary

Date:     08/22/13
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    08/26/13
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/23/13
         ------------------------------

*Print the name and title of each signing officer under his or her signature.